Note Payable - Cares Act Loan	12 Months Ended
Dec. 31, 2020
Note Payable – Cares Act Loan [Abstract]
NOTE PAYABLE - CARES ACT LOAN

NOTE 12 - NOTE PAYABLE – CARES ACT LOAN

In April 2020, the Company received a loan of $463,497 pursuant to the SBA's Paycheck Protection Program (the "PPP") under Division A, Title I of the Coronavirus Aid, Relief, and Economic Security ("CARES") Act, which was enacted March 27, 2020. The loan, which was in the form of a Note dated April 16, 2020 issued by the Company, matures on April 9, 2025 and bears interest at a rate of 1% per annum, payable monthly commencing on August 15, 2021. The Note may be prepaid by the Company at any time prior to maturity with no prepayment penalties. Under the terms of the PPP, certain amounts of the loan may be forgiven if they are used for qualifying expenses as described in the CARES Act. Qualifying expenses include payroll costs, costs used to continue group health care benefits, mortgage payments, rent, and utilities. As of December 31, 2020, the Company has used funds from the loan to pay qualifying expenses. The Company received forgiveness of the Note on November 24, 2020 and $463,497 was recognized as income during the year ended December 31, 2020.